Financial Instruments (Details 1) (Significant Observable Inputs (Level 2), USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	$ 4,759	$ 4,859
Liabilities	(19,335)	(160,269)
Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	9,718	58,142
Liabilities	(22,562)	(38,701)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	3,450	4,117
Liabilities	(13,330)	(24,908)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	9,352	56,760
Liabilities	(22,181)	(37,242)
Interest Rate Contract Current Dollar [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities		(130,579)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	1,309	742
Liabilities		(3,706)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	366	1,382
Liabilities	(381)	(1,459)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities	$ (5,703)	$ (1,076)